Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

The following table presents the Company’s revenue disaggregated by type for the three months ended March 31, 2026 and March 31, 2025:

	Three Months Ended March 31,
	2026	2025
Account fee income	$868,629	$1,072,465
Loan program income	840,672	540,222
Investment income	246,908	300,435
Safe Harbor Program income	19,230	19,230
Total	$1,975,439	$1,932,352

The following table presents the Company’s revenue disaggregated by type for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Account fee income	$3,963,097	$6,447,201
Loan program income	2,478,082	6,625,576
Investment income	1,155,433	2,092,863
Safe Harbor Program income	76,920	76,920
Total	$7,673,532	$15,242,560